Stockholders' Equity - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 08, 2017	Jul. 05, 2016	May 16, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Note [Line Items]
Shares issuable under Stock Option Plan, as percent of shares outstanding				25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					7 years	7 years
Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum				1.27%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				136.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		235,000
Contractor Stock Option [Member]
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum				2.11%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				6 years 3 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				132.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				50,000
Contractor Stock Option One [Member]
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum				133.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				2.16%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				10,000,000
U.S.dollars [Member]
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.55	$ 1.55
Class Or Warrant Or Right Outstanding Weighted Average Remaining Contractual Terms				1 year 7 months 24 days	1 year 10 months 24 days
Private Placement [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues	1,900,000		2,631,579
Proceeds From Issuance Of Private Placement	$ 7,600		$ 5,000,000
Equity Issuance Per Share Amounts	$ 4.00		$ 1.90
Maximum [Member]
Stockholders Equity Note [Line Items]
Shares issuable under Stock Option Plan				3,410,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.25%	2.02%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					137.00%	153.00%